SUBSEQUENT EVENT NOTE (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CAD shares
Subsequent Event Note 1 | shares	102,500	102,500
Subsequent Event Note 2 | $	$ 15,743
Subsequent Event Note 3 | CAD		CAD 22,288